SIGNIFICANT ACCOUNTING POLICIES (Narrative) (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Marketable securities:
Other-than-temporary impairments recorded	$ 0	$ 0	$ 0
Severance pay:
Severance expense	106	160	165
Severance pay monthly deposits as a percentage of employees' monthly salary	8.33%
Basic and diluted net earnings per share:
Options included in calculation of diluted net earnings per Ordinary Share		61,736	52,707
Derivatives instruments:
Call and put option contracts	3,350	2,400	3,750
Profit (expense) on derivatives	(79)	(65)	(47)
Value of call and put option contracts	$ 1,700
Developed Technology [Member] | Minimum [Member]
Intangible assets:
Amortization period	4 years
Developed Technology [Member] | Maximum [Member]
Intangible assets:
Amortization period	8 years
Customer Relationships [Member] | Minimum [Member]
Intangible assets:
Amortization period	6 years
Customer Relationships [Member] | Maximum [Member]
Intangible assets:
Amortization period	8 years
Brand Names [Member]
Intangible assets:
Amortization period	11 years